Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income Loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	S/ 2,589,078	S/ 2,489,737	S/ 3,081,912
Tax effects			15,004
Ending balance	2,489,931	2,589,078	2,489,737
Reserve of cash flow hedges [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	371	(87)	(926)
Credit (charge) for the year	160	650	1,190
Tax effects	(47)	(192)	(351)
Other comprehensive income of the year	113	458	839
Ending balance	484	371	(87)
Reserve of exchange differences on translation [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(63,722)	(54,556)	(64,441)
Credit (charge) for the year	(7,875)	(9,166)	9,885
Transfer to profit or loss (*)	14,805
Other comprehensive income of the year	6,930	(9,166)	9,885
Ending balance	(56,792)	(63,722)	(54,556)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	7,461	7,461	51,142
Credit (charge) for the year			(3,149)
Tax effects			929
Transfer to profit or loss (*)			(41,461)
Other comprehensive income of the year			(43,681)
Ending balance	7,461	7,461	7,461
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1,962)	(8,455)	(17,740)
Credit (charge) for the year	(10,800)	9,222	10,965
Tax effects	2,808	(2,729)	(3,243)
Transfer to profit or loss (*)			1,563
Other comprehensive income of the year	(7,992)	6,493	9,285
Ending balance	(9,954)	(1,962)	(8,455)
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(57,852)	(55,637)	(31,965)
Credit (charge) for the year	(18,515)	706	18,891
Tax effects	2,761	(2,921)	(2,665)
Transfer to profit or loss (*)	14,805		(39,898)
Other comprehensive income of the year	(949)	(2,215)	(23,672)
Ending balance	S/ (58,801)	S/ (57,852)	S/ (55,637)